UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.    20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment  [  ];   Amendment Number:
           This Amendment  (Check only one.):   [  ]  is a restatement.
                                                [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          National Rural Electric Cooperative Association
Address:       4301 Wilson Blvd.
               IFS8-305
               Arlington, VA 22203


Form 13F File Number:

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit item that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter R. Morris
Title:    Vice President and Chief Investment Officer
Phone:    (703) 907-6030

Signature, Place, and Date of Signing:

     /s/Peter R. Morris      February 13, 2006

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.   (check here if all holdings of this
         reporting manager are reported in this report.)

[   ]    13F NOTICE.   (Check here if no holdings reported are in this
         report, and all holdings are report by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.   (Check here if all holdings of this
         reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

I am signing this report as required by the Securities and Exchange Act of 1934.


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          74

Form 13F Information Table Value Total:        $2,107,396
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



                                           FORM 13F INFORMATION TABLE


                                                         VALUE       SHRS OR SH/ PUT  INV   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CL  CUSIP       (X$1000)   PRN AMT PRN CALL DISCR MGRS   SOLE  SHARED  NONE
ABBOTT LABS		        COM          002824100   56897      1443000  SH       SOLE       1443000
ALBERTO CULVER CO               COM          013068101    2814        61500  SH       SOLE         61500
ALLSTATE CORP                   COM          020002101   33080       611799  SH       SOLE        611799
APPLIED INDL TECHNOLOGIES INC   COM          03820C105    2765        82057  SH       SOLE         82057
ASSET ACCEP CAP CORP   	        COM          04543P100    2616       116471  SH       SOLE        116471
ASTORIA FINL CORP            	COM          046265104    1544        52500  SH       SOLE         52500
AVERY DENNISON CORP          	COM          053611109   29857       540200  SH       SOLE        540200
BP PLC                       	COM          055622104   41747       650060  SH       SOLE        650060
BAKER HUGHES INC             	COM          057224107   42631       701400  SH       SOLE        701400
BANK OF AMERICA CORPORATION  	COM          060505104   66353      1437760  SH       SOLE       1437760
BELDEN CDT INC               	COM          077454106    2494       102100  SH       SOLE        102100
BEMIS INC                    	COM          081437105   49533      1777300  SH       SOLE       1777300
BRISTOL MYERS SQUIBB CO      	COM          110122108   54309      2363300  SH       SOLE       2363300
CBRL GROUP INC               	COM          12489V106    3216        91500  SH       SOLE         91500
CIT GROUP INC                	COM          125581108   55612      1074000  SH       SOLE       1074000
CARLISLE COS INC             	COM          142339100    4094        59200  SH       SOLE         59200
CAROLINA NATL CORP	     	COM	     144060100     336        20000  SH       SOLE         20000
CHEVRON CORP NEW             	COM          166764100   55794       982800  SH       SOLE        982800
CHUBB CORP                   	COM          171232101   45700       468000  SH       SOLE        468000
CIMAREX ENERGY CO            	COM          171798101    2985        69393  SH       SOLE         69393
CITIGROUP INC                	COM          172967101   45893       945666  SH       SOLE        945666
CITIZENS BKG CORP MICH          COM          174420109    1102        39700  SH       SOLE         39700
CITY BK LYNNWOOD WASH       	COM          17770A109    1967        55300  SH       SOLE         55300
CLAIRES STORES INC           	COM          179584107    5844       200000  SH       SOLE        200000
CLARCOR INC                  	COM          179895107    3232       108800  SH       SOLE        108800
COMMERCE BANKSHARES INC      	COM          200525103   16623       318938  SH       SOLE        318938
CONOCOPHILLIPS               	COM          20825C104   54439       935700  SH       SOLE        935700
COOPER TIRE & RUBR CO        	COM          216831107   24584      1604700  SH       SOLE       1604700
DEAN FOODS CO NEW            	COM          242370104   51685      1372400  SH       SOLE       1372400
DILLARDS INC                 	COM          254067101   31591      1272800  SH       SOLE       1272800
DONNELLEY R R & SONS INC     	COM          257867101   23270       680200  SH       SOLE        680200
EL PASO CORP                 	COM          28336L109   36589      3008988  SH       SOLE       3008988
FLOWSERVE CORP               	COM          34354P105   66042      1669400  SH       SOLE       1669400
GENUINE PARTS CO             	COM          372460105   52765      1201400  SH       SOLE       1201400
GENWORTH FINL INC            	COM          37247D106   47790      1382000  SH       SOLE       1382000
GLAXOSMITHKLINE PLC	     	COM          37733W105   31555       625090  SH       SOLE        625090
HCA INC                      	COM          404119109   45122       893500  SH       SOLE        893500
HANCOCK FABRICS INC          	COM          409900107    1499       368400  SH       SOLE        368400
HELMERICH & PAYNE INC        	COM          423452101    5683        91800  SH       SOLE         91800
HEWLETT PACKARD CO           	COM          428236103   34972      1221500  SH       SOLE       1221500
HONEYWELL INTL INC           	COM          438516106   18811       505000  SH       SOLE        505000
HOSPIRA INC                  	COM          441060100   13989       327000  SH       SOLE        327000
HUGHES SUPPLY INC            	COM          444482103   40451      1128350  SH       SOLE       1128350
IKON OFFICE SOLUTIONS INC    	COM          451713101   25829      2481165  SH       SOLE       2481165
JP MORGAN CHASE & CO         	COM          46625H100   69370      1747800  SH       SOLE       1747800
JAMES MONROE BANCORP INC     	COM          470338104     101         5625  SH       SOLE          5625
LA Z BOY INC                 	COM          505336107    3417       252000  SH       SOLE        252000
LEGG MASON INC               	COM          524901105   12275       102555  SH       SOLE        102555
MANITOWOC INC                	COM          563571108    5166       102875  SH       SOLE        102875
MARATHON OIL CORP            	COM          565849106   63939      1048692  SH       SOLE       1048692
NASDAQ 100 TR                	COM          631100104  118318      2927203  SH       SOLE       2927203
NATIONAL BANKSHARES INC VA   	COM          634865109     851        18100  SH       SOLE         18100
O CHARLEYS INC               	COM          670823103    2584       166600  SH       SOLE        166600
PACTIV CORP	             	COM          695257105   25201      1145500  SH       SOLE       1145500
PARKER HANNIFIN CORP            COM          701094104   56310       853700  SH       SOLE        853700
PRINCIPAL FINANCIAL GROUP IN 	COM          74251V102   44926       947200  SH       SOLE        947200
QUESTAR CORP                 	COM          748356102   72089       952300  SH       SOLE        952300
REDDY ICE HLDGS INC	     	COM	     75734R105     153         7000  sH       SOLE          7000
REGAL BELOIT CORP            	COM          758750103    2071        58500  SH       SOLE         58500
SCHERING PLOUGH CORP         	COM          806605101   63540      3047500  SH       SOLE       3047500
SOUTHCOAST FINANCIAL CORP    	COM          84129R100    1687        70000  SH       SOLE         70000
SOUTHWEST AIRLS CO           	COM          844741108   52700      3207543  SH       SOLE       3207543
STANDEX INTL CORP            	COM          854231107    7315       263500  SH       SOLE        263500
SUPERIOR UNIFORM GP INC      	COM          868358102     907        88500  SH       SOLE         88500
TRANSOCEAN INC               	COM          G90078109   56860       815900  SH       SOLE        815900
TRIAD HOSPITALS INC          	COM          89579K109    2942        75000  SH       SOLE         75000
TRIUMPH GROUP INC NEW        	COM          896818101    1501        41000  SH       SOLE         41000
TYCO INTL LTD NEW            	COM          902124106   46990      1628220  SH       SOLE       1628220
UNUMPROVIDENT CORP           	COM          91529Y106   36473      1603200  SH       SOLE       1603200
VALLEY NATL BAN CORP          	COM          919794107    2155        89412  SH       SOLE         89412
VISHAY INTERTECHNOLOGY INC   	COM          928298108    3254       236500  SH       SOLE        236500
WASHINGTON MUT INC           	COM          939322103   25947       596484  SH       SOLE        596484
WENDYS INTL INC              	COM          950590109   88571      1602800  SH       SOLE       1602800
WESTERN DIGITAL CORP         	COM          958102105    4083       219400  SH       SOLE        219400